RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS

18. Related Party Transactions

As disclosed in Note 8 – Debt, the Company has issued numerous tranches of debt primarily to five financial institutions. These financial institutions, Aristeia Capital LLC (“Aristeia”), Highbridge Capital Management, LLC (“Highbridge”), Mudrick Capital Management, L.P (“Mudrick”) Whitebox Advisors, LLC (“Whitebox”) and Wolverine Asset Management, LLC (“Wolverine”), each hold beneficial ownership (assuming conversion of the Convertible Notes) of 5% or more of the Company’s common stock. Additionally, Highbridge, Mudrick and Whitebox, as long as they remain holders of 10% or more of the Company’s common stock, have the right to nominate and designate one director pursuant to the Company’s stockholder agreement. As a result of their owning 5% or more of the Company’s common stock, Aristeia, Highbridge, Mudrick, Whitebox, and Wolverine are each considered a related party (the “Related Parties”) in accordance with ASC 850, Related Party Disclosures.

The following table provides the recorded interest expense by Related Party (in thousands):

	Three months ended March 31,
	2020	2019
Aristeia	$1,871	$1,307
Highbridge	2,901	2,047
Mudrick	7,372	5,228
Whitebox	4,873	3,403
Wolverine	907	633
Total related party interest expense	$17,924	$12,618

The following table provides debt balances by Related Party (in thousands):

	March 31,	December 31,
	2020	2019
Aristeia	$55,340	$50,905
Highbridge	87,516	80,930
Mudrick	224,474	208,078
Whitebox	144,111	132,559
Wolverine	26,833	24,683
Total related party debt	$538,274	$497,155

20. Related Party Transactions

As disclosed in Note 9 – Debt, the Company has issued numerous tranches of debt since emerging from bankruptcy primarily to five financial institutions. These financial institutions, Aristeia Capital LLC (“Aristeia”), Highbridge Capital Management, LLC (“Highbridge”), Mudrick Capital Management, L.P (“Mudrick”) Whitebox Advisors, LLC (“Whitebox”) and Wolverine Asset Management, LLC (“Wolverine”), each hold beneficial ownership (assuming conversion of the Convertible Notes) of 5% or more of the Company’s common stock. Additionally, Highbridge, Mudrick and Whitebox, as long as they remain holders of 10% or more of the Company’s common stock, have the right to nominate and designate one director pursuant to the Company’s stockholder agreement. As a result of their owning 5% or more of the Company’s common stock, Aristeia, Highbridge, Mudrick, Whitebox, and Wolverine are each considered a related party (the “Related Parties”) in accordance with ASC 850, Related Party Disclosures.

The following table provides the recorded interest expense by Related Party (in thousands):

	Year Ended December 31,
	2019	2018
Aristeia	$5,993	$4,394
Highbridge	9,325	6,934
Mudrick	23,743	17,766
Whitebox	15,607	11,444
Wolverine	2,906	2,130
Total related party interest expense	$57,574	$42,668

The following table provides debt balances by Related Party (in thousands):

	December 31,
	2019	2018
Aristeia	$50,905	$35,939
Highbridge	80,930	58,709
Mudrick	208,078	152,757
Whitebox	132,559	93,583
Wolverine	24,683	23,998
Total related party debt	$497,155	$364,986

Mudrick Capital Acquisition Corporation [Member]
RELATED PARTY TRANSACTIONS

4. RELATED PARTY TRANSACTIONS

Founder Shares

On September 25, 2017, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s Class B common stock, par value $0.0001 (“Class B common stock”) for an aggregate price of $25,000. The Founder Shares will automatically convert into shares of Class A common stock at the time of the Company’s initial Business Combination and are subject to certain transfer restrictions, as described in Note 6. Holders of Founder Shares may also elect to convert their shares of Class B common stock into an equal number of shares of Class A common stock, subject to adjustment, at any time. As a result of the underwriters’ election to partially exercise their over-allotment option on February 28, 2018, 550,000 Founder Shares were forfeited.

The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Warrants

Concurrently with the closing of the Initial Public Offering, the Sponsor and Cantor purchased an aggregate of 7,500,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant (6,500,000 Private Placement Warrants by the Sponsor and 1,000,000 Private Placement Warrants by Cantor) for an aggregate purchase price of $7,500,000. On February 28, 2018, the Company consummated the sale of an additional 240,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, of which 200,000 Private Placement Warrants were purchased by the Sponsor and 40,000 Private Placement Warrants were purchased by Cantor, generating gross proceeds of $240,000. Each Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. The proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination by the Extended Termination Date, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor, Cantor or their permitted transferees. The warrants will expire five years after the completion of the Company’s Business Combination or earlier upon redemption or liquidation. In addition, for as long as the Private Placement Warrants are held by Cantor or its designees or affiliates, they may not be exercised after five years from the effective date of the registration statement for the Initial Public Offering.

The Private Placement Warrants have been deemed compensation by Financial Industry Regulatory Authority, or FINRA and are therefore subject to a 180‑day lock-up pursuant to Rule 5110(g)(1) of the FINRA Manual commencing on the effective date of the registration statement for the Initial Public Offering. Pursuant to FINRA Rule 5110(g)(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement for the Initial Public Offering. Additionally, the Private Placement Warrants purchased by Cantor may not be sold, transferred, assigned, pledged or hypothecated for 180 days following the effective date of the Initial Public Offering except to any selected dealer participating in the Initial Public Offering and the bona fide officers or partners of the underwriter and any such participating selected dealer.

The Sponsor, Cantor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

Related Party Loans

On September 25, 2017, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Proposed Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and payable on the earlier of March 31, 2018 or the completion of the Initial Public Offering. The Note was repaid upon the consummation of the Initial Public Offering.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.

On January 2, 2020, the Company issued an unsecured convertible promissory note (the "Promissory Note") to the Sponsor in the aggregate amount of $1,500,000 in order to finance transaction costs in connection with a Business Combination. The Promissory Note is non-interest bearing and repayable by the Company to the Sponsor upon the consummation of a Business Combination. The Promissory Note will be forgiven if the Company is unable to consummate a Business Combination except to the extent of any funds held outside of the Trust Account. The Promissory Note may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant, other than in connection with the Hycroft Business Combination. The warrants would be identical to the Private Placement Warrants. As of March 31, 2020, there was $600,000 outstanding under the Promissory Note. In April 2020, the Company withdrew an additional $100,000 under the Promissory Note.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on February 8, 2018 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company agreed to pay the Sponsor a total of  $10,000 per month for office space, utilities and secretarial and administrative support. For each of the three months ended March 31, 2020 and 2019, the Company incurred $30,000 of administrative service fees. At December 31, 2019, $10,000 of such fees are included in accounts payable and accrued expenses in the accompanying condensed balance sheets.

4. RELATED PARTY TRANSACTIONS

Founder Shares

On September 25, 2017, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s Class B common stock, par value $0.0001 (“Class B common stock”) for an aggregate price of $25,000. The Founder Shares will automatically convert into shares of Class A common stock at the time of the Company’s initial Business Combination and are subject to certain transfer restrictions, as described in Note 6. Holders of Founder Shares may also elect to convert their shares of Class B common stock into an equal number of shares of Class A common stock, subject to adjustment, at any time. As a result of the underwriters’ election to partially exercise their over-allotment option on February 28, 2018, 550,000 Founder Shares were forfeited.

The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Warrants

Concurrently with the closing of the Initial Public Offering, the Sponsor and Cantor purchased an aggregate of 7,500,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant (6,500,000 Private Placement Warrants by the Sponsor and 1,000,000 Private Placement Warrants by Cantor) for an aggregate purchase price of $7,500,000. On February 28, 2018, the Company consummated the sale of an additional 240,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, of which 200,000 Private Placement Warrants were purchased by the Sponsor and 40,000 Private Placement Warrants were purchased by Cantor, generating gross proceeds of $240,000. Each Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. The proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination by the Extended Termination Date, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor, Cantor or their permitted transferees. The warrants will expire five years after the completion of the Company’s Business Combination or earlier upon redemption or liquidation. In addition, for as long as the Private Placement Warrants are held by Cantor or its designees or affiliates, they may not be exercised after five years from the effective date of the registration statement for the Initial Public Offering.

The Private Placement Warrants have been deemed compensation by Financial Industry Regulatory Authority, or FINRA and are therefore subject to a 180‑day lock-up pursuant to Rule 5110(g)(1) of the FINRA Manual commencing on the effective date of the registration statement for the Initial Public Offering. Pursuant to FINRA Rule 5110(g)(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement for the Initial Public Offering. Additionally, the Private Placement Warrants purchased by Cantor may not be sold, transferred, assigned, pledged or hypothecated for 180 days following the effective date of the Initial Public Offering except to any selected dealer participating in the Initial Public Offering and the bona fide officers or partners of the underwriter and any such participating selected dealer.

The Sponsor, Cantor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

Related Party Loans

On September 25, 2017, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Proposed Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and payable on the earlier of March 31, 2018 or the completion of the Initial Public Offering. The Note was repaid upon the consummation of the Initial Public Offering.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.

On January 2, 2020, the Company issued an unsecured promissory note (the "Promissory Note") to the Sponsor in the aggregate amount of $1,500,000 in order to finance transaction costs in connection with a Business Combination. The Promissory Note is non-interest bearing and repayable by the Company to the Sponsor upon the consummation of a Business Combination. The Promissory Note will be forgiven if the Company is unable to consummate a Business Combination except to the extent of any funds held outside of the Trust Account. The Promissory Note may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant , other than in connection with the Hycroft Business Combination. The warrants would be identical to the Private Placement Warrants.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on February 8, 2018 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. For the years ended December 31, 2019 and 2018, the Company incurred $120,000 and $110,000 of administrative service fees, respectively. At December 31, 2019 and 2018, $10,000 and $-0- of such fees are included in accounts payable and accrued expenses in the accompanying balance sheets.